Taxes (Details 1)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	$ 40,454	¥ 288,310	¥ 258,718
Impairment loss for investment	56,126	400,000	240,000
Net operating loss carry forward	2,013,219	14,347,809	18,180,820
Inventory reserve	3,714	26,469	26,469
Right of use	3,847	27,418	152,685
Less: valuation allowance	(2,117,349)	(15,089,925)	(15,927,164)
Deferred tax assets, net	$ 11	¥ 81	¥ 2,931,528